SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Property and equipment, net
Depreciation expense on property and equipment		¥ 10,439	¥ 6,837	$ 3,406
Electronic equipment
Property and equipment, net
Property, Plant and Equipment, Useful Life	5 years
Furniture and office equipment
Property and equipment, net
Property, Plant and Equipment, Useful Life	5 years